SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

The Company's management has evaluated subsequent events through the date these financial statements were issued, and there were no material subsequent events requiring adjustments to the financial statements or disclosure.